Income Taxes (Income Tax Expense Differs from Amount Computed by Applying Federal Income Tax Rate) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Income Taxes [Abstract]
Computed "expected" tax expense			$ (9,969)	$ (11,054)	$ (9,999)
Stock-based compensation			774	876	636
State and local income taxes, net of federal income tax benefit			$ 1	$ 1	2
Foreign rate differential					1,258
Warrants modification and changes in fair value					29
Other			$ 12	$ 17	182
Change in valuation allowance			9,183	10,161	7,895
Income tax expense	$ 1	$ 1	$ 1	$ 1	$ 3